Stockholders' Equity - Option pricing model (Details) - Stock option - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%		0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 8.99	$ 7.48	$ 8.30
Expected volatility	45.00%	41.00%	38.00%
Expected term (years)	5 years	5 years 6 months 18 days	5 years 9 months 18 days
Risk free interest rate	0.80%	0.26%	1.58%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 9.25	$ 8.33	$ 8.33
Expected volatility	48.00%	46.00%	39.00%
Expected term (years)	6 years 25 days	6 years 25 days	6 years 1 month 2 days
Risk free interest rate	1.04%	1.17%	2.35%